Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	STOCK-BASED COMPENSATION
The Company has two stock incentive plans, the Cognical Holdings, Inc. 2014 Stock Incentive Plan, (the “2014 Plan”) and the Katapult Holdings, Inc. 2021 Equity Incentive Plan, (the "2021 Plan").
2014 Plan
In accordance with the 2014 Plan, the board of directors may issue stock options to officers, employees, directors and consultants to purchase common stock. There were no stock options granted to non-employees during 2021. The 2014 Plan has specific vesting for each stock option grant allowing vesting of the options over one to four years depending upon grantee. As of December 31, 2021, no additional options are being granted under the 2014 Plan. No awards have been granted under the 2014 since October 2020.
Stock Options
A summary of the status of the stock options under the 2014 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2020	11,180,731	$0.27	8.22	82,013
Recapitalization impact	(609,509)
Balance - December 31, 2020	10,571,222	0.29	8.22	82,013
Granted	—	—
Exercised	(2,174,963)	0.31
Forfeited	(25,162)	0.46
Balance - December 31, 2021	8,371,097	$0.29	7.33	25,773
Exercisable - December 31, 2021	8,341,982	$0.29	7.33	25,731
Unvested - December 31, 2021	29,115	$2.32	8.35	42
The total intrinsic value of stock options exercised during the year ended December 31, 2021 and 2020 was $6,642 and $2,061, respectively.
As of December 31, 2021, total compensation cost not yet recognized related to unvested stock options was $32, which is expected to be recognized over a period of 1.77 years.
2021 Plan
On June 9, 2021, the Company's board of directors approved the 2021 Plan, which was concurrently approved by the Company's shareholders.
In accordance with the 2021 Plan, directors may issue restricted stock awards and stock options to officers, employees, directors and consultants to purchase common stock. The awards granted are subject to either service-based or performance-based vesting conditions.
Stock Options
A summary of the status of the stock options under the 2021 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2020	—	$—	—	$—
Granted - service conditions	1,039,810	10.45
Granted - performance conditions	693,206	10.45
Exercised	—	—
Forfeited	(1,386,413)	10.45
Balance - December 31, 2020	346,603	$10.45	9.50	$—
Exercisable - December 31, 2021	93,872	—	9.50	$—
Unvested - December 31, 2021	252,731	$10.45	9.50	$—
The grant-date fair value of stock options granted under the 2021 Plan during the year ended December 31, 2021 was $6.18.
As of December 31, 2021, total compensation cost not yet recognized related to unvested stock options was $1,539, which is expected to be recognized over a period of 2.88 years.
Stock-Based Compensation Expense—Stock-based compensation expense was $13,020, $351 and $315 for the years ended December 31, 2021, 2020 and 2019, respectively. Stock-based compensation expense is included in compensation costs.
Shares available for future issuance—At December 31, 2021, there are 6,470,397 shares available for issuance by the Company under the 2021 Plan.
Stock Options Valuation—The weighted-average assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	Years Ended December 31,
	2021	2020
Exercise price	$10.45	$3.28
Risk-free interest rate	1.02%	0.11%
Expected term (in years)	5.78	3.00
Expected volatility	66.9%	60.0%
Expected dividend yield	0%	0%
Restricted stock Units
Restricted stock units ("RSU") are equity awards granted to employees that entitle the holder to shares of common stock when the awards vest. RSU's are measured based on the fair value of the Company's common stock on the date of grant.
A summary of the status of RSU's under the 2021 Plan as of December 31, 2021, and changes during the year then ended is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2020	—	$—
Granted	2,170,426	6.10
Vested	—	—
Forfeited	(55,264)	6.24
Outstanding - December 31, 2021	2,115,162	$6.10
On August 26, 2020, the Company granted a total of 19,000,000 restricted shares of the Company’s common stock to certain employees (the “Award Shares”). The Award Shares vest only upon a Liquidation Event, which is defined as any liquidation, dissolution, or winding up of the Company, including a consolidation, stock exchange, or merger with another Company. The number of Award Shares that will be forfeited or will vest will depend upon the achieved liquidation price per share of common stock. Vesting of the Award Shares is contingent upon the recipient’s continuous employment with the Company through a Liquidation Event. The Liquidation Event represented a performance condition that was satisfied as a result of the Merger discussed in Note 1. The Award Shares have a grant date fair value of $3.28 per share which resulted in the recognition of $9,348 of stock-based compensation expense during the year ended December 31, 2021. Based on the liquidation price per share of common stock, 15% of the total Award Shares vested as a result of the Merger.